Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of revenue from contracts with customers [Abstract]
Explanation of significant changes in contract assets and contract liabilities	The changes in the balances of deferred revenue are as follows:

	Fiscal Year Ended June 30,
	2022	2021

Balance, beginning of period	$897,595	$601,005
Additions	3,087,967	2,385,722
Subscription revenue	(2,096,706)	(1,324,064)
Maintenance revenue	(495,077)	(522,971)
Other revenue	(211,099)	(242,097)
Balance, end of period	$1,182,680	$897,595

Schedule of disaggregated revenue	The Group’s revenues by geographic region based on end-users who purchased our products or services are as follows:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Americas:
United States	$1,230,801	$901,389	$700,893
Other Americas	178,067	127,092	101,606
Total Americas	$1,408,868	$1,028,481	$802,499

EMEA:
United Kingdom	$187,863	$139,411	$110,887
Other EMEA	889,475	687,034	522,848
Total EMEA	$1,077,338	$826,445	$633,735

Asia Pacific	$316,676	$234,206	$177,939

Total revenues	$2,802,882	$2,089,132	$1,614,173
The Group’s revenues by deployment options are as follows:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Cloud	$1,515,424	$967,832	$696,628
Data Center	560,319	336,273	213,678
Server	525,028	607,778	564,513
Marketplace and services	202,111	177,249	139,354
Total revenues	$2,802,882	$2,089,132	$1,614,173

Explanation of changes in prepaid expenses and deferred commission
The changes in the balances of deferred commissions are as follows:

	Fiscal Year Ended June 30,
	2022	2021
	(U.S. $ in thousands)
Balance, beginning of period	$9,011	$4,495
Additions	24,302	7,450
Amortization expense	(6,172)	(2,934)
Balance, end of period	$27,141	$9,011

Deferred commission included in prepaid expenses and other current assets	$8,806	$3,226
Deferred commission included in other non-current assets	18,335	5,785
Total deferred commission, as the end of period	$27,141	$9,011